GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Goodwill
The changes in the carrying amount of goodwill by reportable segment are as follows (in thousands):

	Fire Safety	Oil Additives	Total
Predecessor
Balance, December 31, 2019	$354,827	$118,367	$473,194
Business acquired	6,906	—	6,906
Foreign currency translation	1,034	907	1,941

Balance, December 31, 2020	362,767	119,274	482,041
Business acquired	5,385	—	5,385
Foreign currency translation	286	(605)	(319)

Balance, November 8, 2021	$368,438	$118,669	$487,107

Successor
Balance, November 9, 2021	$871,425	$174,470	$1,045,895
Foreign currency translation	(3,618)	(952)	(4,570)

Balance, December 31, 2021	$867,807	$173,518	$1,041,325

Summary of Definite Lived Intangible Assets
Intangible assets and related accumulated amortization as of December 31, 2021 and 2020 are as follows (in thousands):

	Successor—December 31, 2021
	Estimated Useful Life (in years)	Gross Value	Foreign Currency Translation	Accumulated Amortization	Net Book Value
Definite Lived Intangible Assets:
Existing technology and patents	20	$250,000	$(836)	$(1,796)	$247,368
Customer lists	20	761,000	(2,059)	(5,482)	753,459
Tradenames	20	101,000	(268)	(727)	100,005

Balance, December 31, 2021		$1,112,000	$(3,163)	$(8,005)	$1,100,832

	Predecessor—December 31, 2020
	Estimated Useful Life (in years)	Gross Value	Foreign Currency Translation	Accumulated Amortization	Net Book Value
Definite Lived Intangible Assets:
Existing technology	15	$158,730	$1,747	$(25,903)	$134,574
Customer lists	10	419,900	96	(115,688)	304,308
Patents	7	1,759	136	(541)	1,354
Tradenames	10	900	2	(188)	714
Indefinite Lived Intangible Assets:
Tradenames	Indefinite	32,700	50	—	32,750

Balance, December 31, 2020		$613,989	$2,031	$(142,320)	$473,700

Summary of Indefinite-Lived Intangible Assets
Intangible assets and related accumulated amortization as of December 31, 2021 and 2020 are as follows (in thousands):

	Successor—December 31, 2021
	Estimated Useful Life (in years)	Gross Value	Foreign Currency Translation	Accumulated Amortization	Net Book Value
Definite Lived Intangible Assets:
Existing technology and patents	20	$250,000	$(836)	$(1,796)	$247,368
Customer lists	20	761,000	(2,059)	(5,482)	753,459
Tradenames	20	101,000	(268)	(727)	100,005

Balance, December 31, 2021		$1,112,000	$(3,163)	$(8,005)	$1,100,832

	Predecessor—December 31, 2020
	Estimated Useful Life (in years)	Gross Value	Foreign Currency Translation	Accumulated Amortization	Net Book Value
Definite Lived Intangible Assets:
Existing technology	15	$158,730	$1,747	$(25,903)	$134,574
Customer lists	10	419,900	96	(115,688)	304,308
Patents	7	1,759	136	(541)	1,354
Tradenames	10	900	2	(188)	714
Indefinite Lived Intangible Assets:
Tradenames	Indefinite	32,700	50	—	32,750

Balance, December 31, 2020		$613,989	$2,031	$(142,320)	$473,700

Summary of Intangible Asset Future Amortization Expense
Estimated annual amortization expense of intangible assets for the five years subsequent to December 31, 2021 and thereafter is as follows (in thousands):

Years Ending December 31:	Amount
2022	$55,600
2023	55,600
2024	55,600
2025	55,600
2026	55,600
Thereafter	822,832

Total	$1,100,832